Merger and Reverse Recapitalization - Additional Information (Detail) $ / shares in Units, $ in Millions			3 Months Ended
		Jul. 14, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Convertible preferred stock converted into shares		143,795,504
Common stock, Par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Business acquisition common stock exchange ratio		0.9522514
Common stock reserved for future issuance				56,394,803	130,804,276
Common stock, Shares issued				185,993,058	39,510,108
Common stock, Shares outstanding		5,220,000
Proceeds From Merger Including Contribution Cash Held In Trust | $		$ 360.9
Proceeds from Contributions from Affiliates | $			$ 215.1
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount | $		64.2
Cash In Connection With PIPE Financing | $		210.0
Payments for Merger Related Costs | $		34.5
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Payments for Merger Related Costs | $		$ 2.0
PIPE[Member]
Business Acquisition [Line Items]
Common stock, Shares issued		21,000,000
Sponsor [Member]
Business Acquisition [Line Items]
Common stock, Shares outstanding		2,610,000
Subscription Agreements [Member]
Business Acquisition [Line Items]
Common stock, Shares issued		21,000,000
Common stock, share price | $ / shares | $ / shares		$ 10.00
Proceeds from issuance of private placement | $ | $		$ 210.0
Stock Options [Member]
Business Acquisition [Line Items]
Common stock reserved for future issuance		18,434,577
Stock Options and Restricted Stock Units [Member]
Business Acquisition [Line Items]
Common stock reserved for future issuance		24,065,423
Common Stock and Restricted Stock Units [Member]
Business Acquisition [Line Items]
Common stock reserved for future issuance		16,066,667
Markfoged [Member]
Business Acquisition [Line Items]
Business acquisition, share price | $ / shares | $ / shares		$ 10.00
Payments for Merger Related Costs | $		$ 16.0
AONE [Member]
Business Acquisition [Line Items]
Common stock, Shares outstanding	[1]	26,875,000
Payments for Merger Related Costs | $		$ 18.5
AONE [Member] | PIPE[Member]
Business Acquisition [Line Items]
Common stock, Shares issued		41,456,333
Series Seed Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred stock converted into shares		17,918,211
Series A Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred stock converted into shares		28,725,920
Series B Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred stock converted into shares		34,391,480
Series C Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred stock converted into shares		14,468,290
Series D Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred stock converted into shares		17,305,052

[1]	Includes AONE Class A shareholders 15,081,333, and AONE Class B shareholders 5,375,000